FINANCIAL LIABILITIES - BORROWING - Schedule of Change in Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ (286)	$ (286)	$ (285)
Cash flows	53	102	345
Profit and loss	(1)	(2)	(2)
Additions	(70)	(103)	(345)
Reclassifications	0	0	0
Exchange adj.	(1)	3	1
Ending balance	(305)	(286)	(286)
Current borrowings
Disclosure of detailed information about borrowings [line items]
Beginning balance	(3)	(3)	(4)
Cash flows	12	3	3
Profit and loss	0	0	0
Additions	(10)	0	0
Reclassifications	(2)	(3)	(2)
Exchange adj.	0	0	0
Ending balance	(3)	(3)	(3)
Non-current borrowings
Disclosure of detailed information about borrowings [line items]
Beginning balance	(237)	(239)	(230)
Cash flows	0	0	233
Profit and loss	(1)	(2)	(2)
Additions	0	1	(242)
Reclassifications	2	3	2
Exchange adj.	0	0	0
Ending balance	(236)	(237)	(239)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	(37)	(44)	(51)
Cash flows	8	9	8
Profit and loss	0	0	0
Additions	(13)	(5)	(2)
Reclassifications	0	0	0
Exchange adj.	(1)	3	1
Ending balance	(43)	(37)	(44)
Share repurchase
Disclosure of detailed information about borrowings [line items]
Beginning balance	(9)	0	0
Cash flows	33	90	101
Profit and loss	0	0	0
Additions	(47)	(99)	(101)
Reclassifications	0	0	0
Exchange adj.	0	0	0
Ending balance	$ (23)	$ (9)	$ 0